STOCK-BASED COMPENSATION - Expense (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2016	Dec. 31, 2014
Share-based Compensation
Stock-based compensation expense	$ 99	$ 424	$ 324	$ 697	$ 624	$ 1,214	$ 1,193
Total compensation costs not yet recognized		2,700		$ 2,700		$ 2,700
Average remaining amortization period for recognition of expense				2 years 9 months 4 days		3 years 7 days
Research and Development
Share-based Compensation
Stock-based compensation expense	27	129	39	$ 205	125	$ 256	228
Sales and Marketing
Share-based Compensation
Stock-based compensation expense	40	98	83	182	207	443	147
General and Administrative
Share-based Compensation
Stock-based compensation expense	$ 32	$ 197	$ 202	$ 310	$ 292	$ 515	$ 818